Entity-Wide Disclosure (Schedule of Property, Plant and Equipment by Location) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 189,706	$ 188,150
United States [Member]
Segment Reporting Information [Line Items]
Property, plant and equipment, net	58,169	63,714
Europe and Middle East [Member]
Segment Reporting Information [Line Items]
Property, plant and equipment, net	127,234	122,678
Asia Pacific [Member]
Segment Reporting Information [Line Items]
Property, plant and equipment, net	4,303	1,758
Israel [Member]
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 110,900	$ 105,300